UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22169

Dreyfus Institutional Reserves Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	03/31/19

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Institutional Preferred Government Money Market Fund

FORM N-CSR

Item 1.             Reports to Stockholders.

Dreyfus Institutional Preferred Government Money Market Fund

ANNUAL REPORT March 31, 2019

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E  F U N D

F O R  M O R E  I N F O R M AT I O N

Back Cover

Dreyfus Institutional Preferred Government Money Market Fund	The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Preferred Government Money Market Fund covers the 12-month period ended March 31, 2019. During the reporting period, the fund’s Hamilton shares produced a yield of 1.97%, its Institutional shares produced a yield of 2.02%, and its Premier shares produced a yield of 1.72%. Taking into account the effects of compounding, the fund’s Hamilton, Institutional, and Premier shares produced effective yields of 1.99%, 2.04%, and 1.74%, respectively, for the same period.1

Yields of money market instruments climbed over the reporting period in response to sustained economic growth, more stimulative fiscal policies, and three increases in short-term interest rates from the Federal Reserve Board (the “Fed”).

Short-Term Rates Rise, Federal Reserve Pauses

During the reporting period, investors and monetary policymakers continued to expect sustained economic growth, although concerns arose about the effect of trade tensions. Corporate earnings remained healthy, job creation was robust, and hourly wages increased, suggesting that inflation might begin to accelerate. Although the Fed raised short-term interest rates three times, it indicated in December that it would step back from its tightening stance, and in March 2019 its projections indicated that additional rate hikes would be unlikely in 2019.

Economic growth and employment remained steady through the reporting period. In April 2018, GDP data indicated that the economy grew by 2.2% in the first quarter of 2018 on an annualized basis. The labor market improved on the previous month, creating 196,000 new jobs, and unemployment fell to 3.9%. In May, trade tensions emerged again, as tariff exemptions on Canada, Mexico and Europe were lifted. Nevertheless, new jobs rose to 270,000, and the unemployment rate declined again, falling to 3.8%.

During June 2018, manufacturing and services remained strong, but the unemployment rate ticked higher, to 4.0%, and 262,000 new jobs were added. The Fed responded to steady economic data by raising short-term interest rates again, putting the federal funds rate between 1.75% and 2.00%.

Trade relations continued to cause some concern in July, but the economy generated 178,000 new jobs and the unemployment rate fell back to 3.9%, while activity in the manufacturing sector remained robust. In August, corporate earnings continued to benefit from the tax cut, and 282,000 jobs were added while the unemployment rate declined to

3.8%. GDP data showed that the U.S. economy grew at a 4.2% annualized rate during the second quarter of 2018.

In September, job creation amounted to just 108,000 jobs, the unemployment rate slipped to 3.7%, and the Fed hiked the federal funds target rate to between 2.00% and 2.25%. October saw new jobs rebound to 277,000 while the unemployment rate edged up to 3.8%.

New jobs slipped in November, totaling 196,000, and unemployment declined to 3.7%. December saw a rebound in job creation, with new positions amounting to 227,000. Unemployment also rose somewhat, reaching 3.9%. The Fed raised the federal funds target rate to between 2.25% and 2.50%, but Fed Chairman Jerome Powell said the central bank would take a more data-dependent approach to future increases. This led many investors to expect fewer rate hikes in 2019.

In January, the economy produced 312,000 new jobs, but the unemployment rate climbed to 4.0%. February saw job creation plummet to just 56,000, while unemployment dropped to 3.8%. In March, the unemployment rate remained unchanged, and new jobs totaled an estimated 189,000.

Rate Hikes Unlikely in 2019

Short-term interest-rate hikes continued over the duration of 2018, but in December, the Fed indicated it would be more data-dependent in 2019. In March 2019, its projections show that additional increases are unlikely in 2019. Tightening has continued via the Fed’s ongoing reduction of its balance sheet through the sale of U.S. government securities, but it said it would begin to taper the amount it has been selling and will end this program in September 2019. In this environment, we have maintained a weighted-average maturity that is modestly shorter than industry averages. This strategy is intended to capture higher yields as they become available. As always, we have retained our focus on quality and liquidity.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Sincerely,

Patricia A. Larkin

Chief Investment Officer
BNY Mellon Cash Investment Strategies

April 15, 2019

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Government Money Market Fund from October 1, 2018 to March 31, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2019
	Institutional Shares	Hamilton Shares	Premier Shares
Expenses paid per $1,000†	$.50	$.75	$2.00
Ending value (after expenses)	$1,011.30	$1,011.10	$1,009.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2019
	Institutional Shares	Hamilton Shares	Premier Shares
Expenses paid per $1,000†	$.50	$.76	$2.02
Ending value (after expenses)	$1,024.43	$1,024.18	$1,022.94

† Expenses are equal to the fund’s annualized expense ratio of .10% for Institutional shares, .15% for Hamilton shares and .40% for Premier shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

March 31, 2019

U.S. Government Agencies - 48.0%	Annualized Yield (%)	Principal Amount($)		Value($)
Federal Home Loan Bank:
4/2/19	2.28	100,000,000	[a]	100,000,000
4/5/19, 1 Month LIBOR -.09%	2.39	300,000,000	[b]	299,998,537
4/22/19	2.44	100,000,000	[a]	99,860,000
5/9/19	2.45	200,000,000	[a]	199,491,222
5/10/19, 3 Month LIBOR -.19%	2.51	50,000,000	[b]	50,000,000
5/15/19	2.44	200,000,000	[a]	199,413,333
5/29/19	2.47	241,500,000	[a]	240,557,251
6/17/19	2.47	200,000,000	[a]	198,962,639
6/19/19	2.55	100,000,000	[a]	99,451,389
6/19/19, 3 Month LIBOR -.16%	2.47	50,000,000	[b]	50,000,000
4/3/19, 1 Month LIBOR -.09%	2.41	75,000,000	[b]	75,000,000
4/7/19, 1 Month LIBOR -.06%	2.42	75,000,000	[b]	75,000,000
4/28/19, 1 Month LIBOR -.07%	2.43	50,000,000	[b]	50,000,000
4/11/19, 1 Month LIBOR -.06%	2.43	100,000,000	[b]	100,000,000
4/4/19, 1 Month LIBOR -.07%	2.42	25,000,000	[b]	25,000,000
4/5/19, 1 Month LIBOR -.05%	2.43	25,000,000	[b]	25,000,000
4/10/19, 1 Month LIBOR -.07%	2.43	100,000,000	[b]	100,000,000
4/27/19, 1 Month LIBOR -.07%	2.43	100,000,000	[b]	100,000,000
4/3/19, 1 Month LIBOR -.07%	2.43	100,000,000	[b]	100,000,000
4/17/19, 1 Month LIBOR -.04%	2.44	100,000,000	[b]	100,000,000
4/27/19, 1 Month LIBOR -.04%	2.45	100,000,000	[b]	100,000,000
4/6/19, 3 Month LIBOR -.21%	2.59	100,000,000	[b]	100,000,000
5/24/19, 3 Month LIBOR -.18%	2.47	50,000,000	[b]	50,000,000
4/23/19, 1 Month LIBOR -.03%	2.46	100,000,000	[b]	100,000,000
6/21/19, 3 Month LIBOR -.13%	2.49	100,000,000	[b]	100,000,000
Federal Farm Credit Bank:
4/24/19, 1 Month LIBOR -.04%	2.45	29,465,000	[b]	29,465,000
4/15/19, 1 Month LIBOR -.09%	2.40	50,000,000	[b]	50,000,000
4/3/19, 1 Month LIBOR -.09%	2.40	85,000,000	[b]	84,998,904
4/29/19, 1 Month LIBOR -.05%	2.45	18,000,000	[b]	17,994,874
4/16/19, 1 Month LIBOR -.03%	2.45	160,000,000	[b]	159,989,626
4/13/19, 1 Month LIBOR FLAT	2.50	100,000,000	[b]	100,000,000
4/15/19, 1 Month LIBOR -.06%	2.54	50,000,000	[b]	49,993,720
4/11/19, 1 Month LIBOR -.04%	2.53	100,000,000	[b]	100,000,000
Total U.S. Government Agencies (cost $3,330,176,495)				3,330,176,495
U.S. Treasury Bills - 2.2%
4/2/19 (cost $149,989,709)	2.50	150,000,000	[a]	149,989,709

STATEMENT OF INVESTMENTS (continued)

U.S. Treasury Floating Rate Notes - .7%	Annualized Yield (%)	Principal Amount($)		Value($)
4/2/19, 3 Month U.S. T-Bill +.12% (cost $49,970,209)	2.54	50,000,000	[b]	49,970,209
Repurchase Agreements - 49.2%
Bank of Nova Scotia/NY , Tri-Party Agreement thru BNY Mellon, dated 3/29/19, due 4/1/19 in the amount of $157,034,017 (fully collateralized by $154,994,737 U.S. Treasuries (including strips), 0%-8.13%, due 3/31/19-2/15/49, value $160,140,002)	2.60	157,000,000		157,000,000
Barclays Bank PLC , Tri-Party Agreement thru BNY Mellon, dated 3/29/19, due 4/1/19 in the amount of $100,021,667 (fully collateralized by $89,914,700 U.S. Treasuries, 0.13%-2%, due 4/15/20-1/15/28, value $102,000,095)	2.60	100,000,000		100,000,000
BNP Paribas , Tri-Party Agreement thru BNY Mellon, dated 3/29/19, due 4/1/19 in the amount of $200,042,500 (fully collateralized by $207,251,388 U.S. Treasuries (including strips), 0%-8.13%, due 8/15/19-2/15/48, value $204,000,000)	2.55	200,000,000		200,000,000
Daiwa Capital Markets America , Tri-Party Agreement thru BNY Mellon, dated 3/29/19, due 4/1/19 in the amount of $700,152,833 (fully collateralized by $426,004,407 Agency Collateralized Mortgage Obligations, Interest Only, due 6/15/21-12/20/48, value $34,217,868, $67,518,167 Agency Debentures and Agency Strips, 0%-6.50%, due 8/2/19-2/1/32, value $67,600,916, $301,825,061 Agency Mortgage-Backed Securities, Interest Only, due 9/1/23-3/1/49, value $282,603,931 and $333,473,467 U.S. Treasuries (including strips), 0%-2.75%, due 5/2/19-2/28/26, value $331,478,289)	2.62	700,000,000		700,000,000
Deutsche Bank Securities Inc. , Tri-Party Agreement thru BNY Mellon, dated 3/29/19, due 4/1/19 in the amount of $300,063,750 (fully collateralized by $339,417,662 U.S. Treasuries (including strips), 0%-3.75%, due 4/30/19-2/15/47, value $306,000,000)	2.55	300,000,000		300,000,000

Repurchase Agreements - 49.2% (continued)	Annualized Yield (%)	Principal Amount($)		Value($)
Fixed Income Clearing Corp. , Tri-Party Agreement thru State Street, dated 3/29/19, due 4/1/19 in the amount of $700,154,583 (fully collateralized by $692,425,000 U.S. Treasuries, 2.13%-2.88%, due 11/30/23-7/31/24, value $714,001,527)	2.65	700,000,000		700,000,000
HSBC Securities USA , Tri-Party Agreement thru JP Morgan Chase Bank, dated 3/29/19, due 4/1/19 in the amount of $400,086,000 (fully collateralized by $452,241,196 U.S. Treasuries (including strips), 0%-3.63%, due 1/15/20-2/15/43, value $408,000,006)	2.58	400,000,000		400,000,000
Merrill Lynch Pierce Fenner , Tri-Party Agreement thru BNY Mellon, dated 4/12/18, due 4/30/19 in the amount of $50,102,090 (fully collateralized by $54,000,794 Agency Collateralized Mortgage Obligations, 3%, due 2/20/48, value $54,000,001), U.S. Overnight Bank Funding Rate +.04%	2.44	50,000,000	[c]	50,000,000
Nomura Securities International Inc. , Tri-Party Agreement thru BNY Mellon, dated 3/29/19, due 4/1/19 in the amount of $800,173,333 (fully collateralized by $930,330,259 U.S. Treasuries (including strips), 0%-6.75%, due 5/15/19-8/15/48, value $816,000,000)	2.60	800,000,000		800,000,000
Total Repurchase Agreements (cost $3,407,000,000)				3,407,000,000
Total Investments (cost $6,937,136,413)		100.1%		6,937,136,413
Liabilities, Less Cash and Receivables		(.1%)		(4,202,221)
Net Assets		100.0%		6,932,934,192

LIBOR—London Interbank Offered Rate

a Security is a discount security. Income is recognized through the accretion of discount.
b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
c Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of March 31, 2019 and changes periodically. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At March 31, 2019, these securities amounted to $50,000,000 or .72% of net assets.

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Securities	50.9
Repurchase Agreements	49.2
100.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2019

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $3,407,000,000) —Note 1(b)	6,937,136,413	6,937,136,413
Interest receivable		4,452,026
Receivable for shares of Beneficial Interest subscribed		788,225
		6,942,376,664
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		677,617
Cash overdraft due to Custodian		8,720,815
Trustees fees and expenses payable		28,572
Payable for shares of Beneficial Interest redeemed		15,468
		9,442,472
Net Assets ($)		6,932,934,192
Composition of Net Assets ($):
Paid-in capital		6,933,126,316
Total distributable earnings (loss)		(192,124)
Net Assets ($)		6,932,934,192

Net Asset Value Per Share	Institutional Shares	Hamilton Shares	Premier Shares
Net Assets ($)	5,329,802,321	1,532,309,930	70,821,941
Shares Outstanding	5,328,431,589	1,532,004,928	70,802,654
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended March 31, 2019

Investment Income ($):
Interest Income	160,224,461
Expenses:
Management fee—Note 2(a)	10,459,898
Service Plan fees—Note 2(b)	1,119,304
Trustees’ fees—Note 2(a,c)	688,402
Total Expenses	12,267,604
Less—reduction in expenses due to undertaking—Note 2(a)	(2,988,543)
Less—Trustees’ fees reimbursed by Dreyfus—Note 2(a)	(688,402)
Net Expenses	8,590,659
Investment Income—Net	151,633,802
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	10,173
Net Increase in Net Assets Resulting from Operations	151,643,975

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended March 31,
	2019	2018	[a,b]
Operations ($):
Investment income—net	151,633,802	64,769,891
Net realized gain (loss) on investments	10,173	(81,930)
Net Increase (Decrease) in Net Assets Resulting from Operations	151,643,975	64,687,961
Distributions ($):
Distributions to shareholders:
Institutional Shares	(117,125,970)	(46,419,386)
Hamilton Shares	(32,879,220)	(17,349,971)
Premier Shares	(1,628,612)	(977,195)
Agency Shares	-	(20,600)
Classic Shares	-	(2,739)
Total Distributions	(151,633,802)	(64,769,891)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	54,319,547,426	45,995,907,701
Hamilton Shares	9,357,884,114	10,537,869,487
Premier Shares	288,623,576	462,545,861
Agency Shares	-	6,744,432
Classic Shares	-	6,796
Distributions reinvested:
Institutional Shares	36,840,960	14,827,592
Hamilton Shares	743,427	456,758
Premier Shares	96,184	34,171
Classic Shares	-	1,854
Cost of shares redeemed:
Institutional Shares	(53,323,673,554)	(45,236,247,008)
Hamilton Shares	(9,285,048,718)	(10,585,856,698)
Premier Shares	(354,613,691)	(449,978,274)
Agency Shares	-	(14,532,493)
Classic Shares	-	(2,093,738)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	1,040,399,724	729,686,441
Total Increase (Decrease) in Net Assets	1,040,409,897	729,604,511
Net Assets ($):
Beginning of Period	5,892,524,295	5,162,919,784
End of Period	6,932,934,192	5,892,524,295

[a]Effective September 8, 2017, 5,870,237 Agency shares representing $5,871,761 were exchanged for 5,871,761 Hamilton shares and 1,931,866 Classic shares representing $1,932,097 were exchanged for 1,932,097 Premier shares of which Agency shares were fully converted to Hamilton shares and Classic shares were fully converted to Premier shares.

[b]Distributions to shareholders include only distributions from investment income-net.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

		Year Ended March 31,		Three Months Ended March 31,	Year Ended December 31,
Institutional Shares	2019	2018	2017	2016 [a]	2015	2014
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.020	.010	.004	.001	.001	.000[b]
Distributions:
Dividends from investment income—net	(.020)	(.010)	(.004)	(.001)	(.001)	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.04	1.04	.37	.06[c]	.07	.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.15	.14	.14	.14[d]	.14	.14
Ratio of net expenses to average net assets	.10	.10	.10	.10[d]	.13	.14
Ratio of net investment income to average net assets	2.05	1.05	.39	.23[d]	.07	.03
Net Assets, end of period ($ x 1,000)	5,329,802	4,296,966	3,522,447	989,155	984,688	1,222,787

a The fund has changed its fiscal year end from December 31 to March 31.
b Amount represents less than $.001 per share.
c Not annualized.
d Annualized.
See notes to financial statements.

Hamilton Shares	Year Ended March 31,			Three Months Ended March 31,	Year Ended December 31,
2019		2018	2017	2016[a]	2015	2014
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.020	.010	.003	.001	.000[b]	.000[b]
Distributions:
Dividends from investment income—net	(.020)	(.010)	(.003)	(.001)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.99	.99	.31	.05[c]	.02	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.20	.19	.19	.19[e]	.19	.19
Ratio of net expenses to average net assets	.15	.15	.15	.15[e]	.18	.17
Ratio of net investment income to average net assets	1.98	.97	.32	.18[e]	.02	.00[d]
Net Assets, end of period ($ x 1,000)	1,532,310	1,458,823	1,506,461	1,058,340	1,093,087	1,191,569

a The fund has changed its fiscal year end from December 31 to March 31.
b Amount represents less than $.001 per share.
c Not annualized.
d Amount represents less than .01%.
e Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended March 31,			Three Months Ended March 31,	Year Ended December 31,
Premier Shares	2019	2018	2017	2016[a]	2015	2014
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.017	.007	.001	.000[b]	.000[b]	.000[b]
Distributions:
Dividends from investment income—net	(.017)	(.007)	(.001)	(.000)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.74	.74	.07	.00[c,d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.45	.44	.44	.44[e]	.44	.44
Ratio of net expenses to average net assets	.40	.40	.39	.33[e]	.20	.17
Ratio of net investment income to average net assets	1.69	.73	.07	.01[e]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	70,822	136,735	124,136	391,072	168,074	238,608

a The fund has changed its fiscal year end from December 31 to March 31.
b Amount represents less than $.001 per share.
c Not annualized.
d Amount represents less than .01%.
e Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Government Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Reserves Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Adviser” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional shares, Hamilton shares and Premier shares. Hamilton shares and Premier shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

NOTES TO FINANCIAL STATEMENTS (continued)

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2019 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	6,937,136,413
Level 3 - Significant Unobservable Inputs	-
Total	6,937,136,413

† See Statement of Investments for additional detailed categorizations.

At March 31, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2019, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended March 31, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At March 31, 2019, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2019. The fund has $192,124 of short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2019 and March 31, 2018 were all ordinary income.

At March 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .14% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, the Adviser pays all of the expenses of the fund except management fees, Rule 12b-1 Service Plan fees, brokerage fees, taxes, and expenses, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Adviser is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended March 31, 2019, fees reimbursed by the Adviser amounted to $688,402.

The Adviser has also agreed, from April 1, 2018 through August 1, 2019 to waive receipt of its fees and/or assume the expenses of the fund so that annual fund operating expenses (excluding Rule 12b-1 fees and certain other expenses) do not exceed .10% of the value of the fund’s average daily net assets. These expense limitations and waivers are voluntary, not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $2,988,543 during the period ended March 31, 2019.

(b) Under the fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to the fund’s applicable Hamilton shares and Premier shares, the fund pays the Distributor for distributing such classes of shares, for servicing and/or maintaining shareholder accounts and for advertising

NOTES TO FINANCIAL STATEMENTS (continued)

and marketing. The Service Plan provides for payments to be made at annual rates of .05% and .30% of the value of such class’ average daily net assets of the Hamilton and Premier shares, respectively. The fees payable under the Service Plan are payable without regard to actual expenses incurred. During the period ended March 31, 2019, Hamilton shares and Premier shares were charged $830,493 and $288,811, respectively, pursuant to the Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $873,911 and Service Plan fees $99,895, which are offset against an expense reimbursement currently in effect in the amount of $296,189.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Dreyfus Institutional Preferred Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Dreyfus Institutional Preferred Government Money Market Fund (the “Fund”) (one of the funds constituting Dreyfus Institutional Reserves Funds), including the statement of investments, as of March 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, for the period from January 1, 2016 to March 31, 2016 and for each of the two years in the period ended December 31, 2015 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Dreyfus Institutional Reserves Funds) at March 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, for the period from January 1, 2016 to March 31, 2016 and for each of the two years in the period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Dreyfus investment companies since at least 1957, but we are unable to determine the specific year.

New York, New York
May 23, 2019

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 100% of ordinary income dividends paid during the fiscal period ended March 31, 2019 as qualifying “interest-related dividends”.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (75)

Chairman of the Board (2008)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 121

———————

Francine J. Bovich (67)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-present)

No. of Portfolios for which Board Member Serves: 69

———————

Gordon J. Davis (77)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 54

———————

Isabel P. Dunst (72)

Board Member (2014)

Principal Occupation During Past 5 Years:

Principal Occupation During Past 5 Years:

• Senior Counsel, Hogan Lovells LLP (2018-present; previously, Of Counsel, 2015-2018, Partner, 1990-2014)

No. of Portfolios for which Board Member Serves: 33

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

J. Charles Cardona (63)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Retired. President and a Director of the Adviser (2008-2016), Chairman of the Distributor (2013-2016)

No. of Portfolios for which Board Member Serves: 33

———————

Nathan Leventhal (76)

Board Member (2009)

Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 47

———————

Robin A. Melvin (55)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2014-present; board member since 2013)

No. of Portfolios for which Board Member Serves: 99

———————

Roslyn M. Watson (69)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-present)

No. of Portfolios for which Board Member Serves: 55

———————

Benaree Pratt Wiley (72)

Board Member (2009)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 76

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Whitney I. Gerard, Emeritus Board Member
George L. Perry, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Adviser since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Adviser and the transfer agent of the funds, since May 2011 and Chief Executive Officer of MBSC Securities Corporation since August 2016. He is an officer of 62 investment companies (comprised of 121 portfolios) managed by the Adviser. He is 60 years old and has been an employee of the Adviser since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Adviser and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 63 investment companies (comprised of 144 portfolios) managed by the Adviser. He is 47 years old and has been an employee of the Adviser since June 2015.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Managing Counsel of BNY Mellon and Secretary of the Adviser, and an officer of 63 investment companies (comprised of 144 portfolios) managed by the Adviser. He is 52 years old and has been an employee of the Adviser since December 1996.

SONALEE CROSS, Vice President and Assistant Secretary since March 2018.

Counsel of BNY Mellon since October 2016; Associate at Proskauer Rose LLP from April 2016 to September 2016; Attorney at EnTrust Capital from August 2015 to February 2016; Associate at Sidley Austin LLP from September 2013 to August 2015. She is an officer of 63 investment companies (comprised of 144 portfolios) managed by the Adviser. She is 31 years old and has been an employee of the Adviser since October 2016.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Counsel of BNY Mellon since August 2018; Senior Regulatory Specialist at BNY Mellon Investment Management Services from February 2016 to August 2018; Trustee Associate at BNY Mellon Trust Company (Ireland) Limited from August 2013 to February 2016. She is an officer of 63 investment companies (comprised of 144 portfolios) managed by Adviser. She is 28 years old and has been an employee of the Adviser since August 2018.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Managing Counsel of BNY Mellon since December 2017, from March 2013 to December 2017, Senior Counsel of BNY Mellon. She is an officer of 63 investment companies (comprised of 144 portfolios) managed by the Adviser. She is 43 years old and has been an employee of the Adviser since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since January 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 144 portfolios) managed by the Adviser. He is 53 years old and has been an employee of the Adviser since October 1990.

PETER M. SULLIVAN, Vice President and Assistant Secretary since March 2019.

Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 144 portfolios) managed by the Adviser. He is 51 years old and has been an employee of the Adviser since April 2004.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Counsel of BNY Mellon since May 2016; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 to May 2016 and Assistant General Counsel at RCS Advisory Services from July 2014 to November 2015. She is an officer of 63 investment companies (comprised of 144 portfolios) managed by the Adviser. She is 33 years old and has been an employee of the Adviser since May 2016.

JAMES WINDELS, Treasurer since January 2008.

Director – Mutual Fund Accounting of the Manager, and an officer of 63 investment companies (comprised of 144 portfolios) managed by the Adviser. He is 60 years old and has been an employee of the Adviser since April 1985.

GAVIN C. REILLY, Assistant Treasurer since January 2008.

Tax Manager of the Investment Accounting and Support Department of the Adviser, and an officer of 63 investment companies (comprised of 144 portfolios) managed by the Adviser. He is 50 years old and has been an employee of the Adviser since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since January 2008.

Senior Accounting Manager – Dreyfus Financial Reporting of the Adviser, and an officer of 63 investment companies (comprised of 144 portfolios) managed by the Adviser. He is 55 years old and has been an employee of the Adviser since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Equity Funds of the Adviser, and an officer of 63 investment companies (comprised of 144 portfolios) managed by the Adviser. He is 52 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since January 2008.

Senior Accounting Manager – Fixed Income and Equity Funds of the Adviser, and an officer of 63 investment companies (comprised of 144 portfolios) managed by the Adviser. He is 52 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since January 2008.

Chief Compliance Officer of the Adviser, the Dreyfus Family of Funds and BNY Mellon Funds Trust (63 investment companies, comprised of 144 portfolios). He is 61 years old and has served in various capacities with the Adviser since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 57 investment companies (comprised of 138 portfolios) managed by the Adviser. She is 50 years old and has been an employee of the Distributor since 1997.

NOTES

NOTES

For More Information

Dreyfus Institutional Preferred Government Money Market Fund

200 Park Avenue
New York, NY 10166

Adviser

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Institutional: DSVXX Hamilton: DSHXX Premier: DERXX

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

Mail Dreyfus Investment Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Access Dreyfus Investment Division at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2019 MBSC Securities Corporation 6546AR0319

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $35,222 in 2018 and $35,838 in 2019.

(b)  Audit-Related Fees.  The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $7,308 in 2018 and $6,807 in 2019.  These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2018 and $0 in 2019.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,633 in 2018 and $3,478 in 2019.  These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.  The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2018 and $0 in 2019.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $105 in 2018 and $108 in 2019.  These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2018 and $0 in 2019.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $27,707,928 in 2018 and $45,560,354 in 2019.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.           Exhibits.

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 28, 2019

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 28, 2019

EXHIBIT INDEX

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)